Securities Available-for-Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Securities Available-for-Sale

NOTE 4. SECURITIES AVAILABLE-FOR-SALE

The following table indicates the composition of the securities available-for-sale portfolio as of the dates presented:

	September 30, 2014				December 31, 2013
(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury securities	$14,863	$—	$(60)	$14,803	$—	$—	$—	$—
Obligations of U.S. government corporations and agencies	263,254	1,930	(1,778)	263,406	235,181	2,151	(2,581)	234,751
Collateralized mortgage obligations of U.S. government corporations and agencies	110,626	644	(217)	111,053	63,776	601	(603)	63,774
Residential mortgage-backed securities of U.S. government corporations and agencies	43,405	1,429	(253)	44,581	47,934	1,420	(685)	48,669
Commercial mortgage-backed securities of U.S. government corporations and agencies	39,967	80	(667)	39,380	40,357	—	(1,305)	39,052
Obligations of states and political subdivisions	129,133	4,952	(140)	133,945	115,572	1,294	(2,602)	114,264

Debt Securities	601,248	9,035	(3,115)	607,168	502,820	5,466	(7,776)	500,510
Marketable equity securities	7,579	910	—	8,489	7,579	1,336	—	8,915

Total	$608,827	$9,945	$(3,115)	$615,657	$510,399	$6,802	$(7,776)	$509,425

Realized gains and losses on the sale of securities are determined using the specific-identification method. The following table shows the composition of gross and net realized gains and losses for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands)	2014	2013	2014	2013
Gross realized gains	$—	$3	$41	$5
Gross realized losses	—	—	—	—

Net Realized Gains	$—	$3	$41	$5

The following tables indicate the fair value and the age of gross unrealized losses by investment category as of the dates presented:

	September 30, 2014
	Less Than 12 Months			12 Months or More			Total
(dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
U.S. Treasury securities	3	$14,803	$(60)	—	$—	$—	3	$14,803	$(60)
Obligations of U.S. government corporations and agencies	9	83,654	(377)	8	62,754	(1,401)	17	146,408	(1,778)
Collateralized mortgage obligations of U.S. government corporations and agencies	6	71,273	(217)	—	—	—	6	71,273	(217)
Residential mortgage-backed securities of U.S. government corporations and agencies	—	—	—	1	9,118	(253)	1	9,118	(253)
Commercial mortgage-backed securities of U.S. government corporations and agencies	1	9,927	(97)	2	20,546	(570)	3	30,473	(667)
Obligations of states and political subdivisions	3	12,313	(3)	2	10,715	(137)	5	23,028	(140)

Total Temporarily Impaired Securities	22	$191,970	$(754)	13	$103,133	$(2,361)	35	$295,103	$(3,115)

	December 31, 2013
	Less Than 12 Months			12 Months or More			Total
(dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
U.S. Treasury securities	—	$—	$—	—	$—	$—	$—	$—	$—
Obligations of U.S. government corporations and agencies	16	126,017	(2,581)	—	—	—	16	126,017	(2,581)
Collateralized mortgage obligations of U.S. government corporations and agencies	3	39,522	(603)	—	—	—	3	39,522	(603)
Residential mortgage-backed securities of U.S. government corporations and agencies	2	22,822	(685)	—	—	—	2	22,822	(685)
Commercial mortgage-backed securities of U.S. government corporations and agencies	4	39,052	(1,305)	—	—	—	4	39,052	(1,305)
Obligations of states and political subdivisions	16	47,529	(1,739)	2	10,088	(863)	18	57,617	(2,602)

Debt Securities	41	274,942	(6,913)	2	10,088	(863)	43	285,030	(7,776)
Marketable equity securities	—	—	—	—	—	—	—	—	—

Total Temporarily Impaired Securities	41	$274,942	$(6,913)	2	$10,088	$(863)	43	$285,030	$(7,776)

We do not believe any individual unrealized loss as of September 30, 2014 represents an other than temporary impairment, or OTTI. As of September 30, 2014, the unrealized losses on 35 debt securities were attributable to changes in interest rates and not related to the credit quality of these securities. All debt securities are determined to be investment grade and are paying principal and interest according to the contractual terms of the security. There were no unrealized losses on marketable equity securities as of September 30, 2014. We do not intend to sell and it is not more likely than not that we will be required to sell any of the securities, referenced in the table above, in an unrealized loss position before recovery of their amortized cost.

The following table displays net unrealized gains and losses, net of tax on securities available for sale included in accumulated other comprehensive income/(loss) for the periods presented:

	September 30, 2014			December 31, 2013
(dollars in thousands)	Gross Unrealized Gains	Gross Unrealized Losses	Net Unrealized Gains/(Losses)	Gross Unrealized Gains	Gross Unrealized Losses	Net Unrealized Gains/ (Losses)
Total unrealized gains/(losses) on securities available-for-sale	$9,945	$(3,115)	$6,830	$6,802	$(7,776)	$(974)
Income tax expense/(benefit)	3,480	(1,090)	2,390	2,381	(2,722)	(341)

Net unrealized gains/(losses), net of tax included in accumulated other comprehensive income/(loss)	$6,465	$(2,025)	$4,440	$4,421	$(5,054)	$(633)

The amortized cost and fair value of securities available-for-sale at September 30, 2014, by contractual maturity, are included in the table below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	September 30, 2014
(dollars in thousands)	Amortized Cost	Fair Value
Obligations of the U.S. Treasury and U.S. government corporations and agencies, and obligations of states and political subdivisions
Due in one year or less	$20,713	$20,936
Due after one year through five years	202,379	202,439
Due after five years through ten years	90,813	91,899
Due after ten years	93,345	96,880

	407,250	412,154
Collateralized mortgage obligations of U.S. government corporations and agencies	110,626	111,053
Residential mortgage-backed securities of U.S. government corporations and agencies	43,405	44,581
Commercial mortgage-backed securities of U.S. government corporations and agencies	39,967	39,380

Debt Securities	601,248	607,168
Marketable equity securities	7,579	8,489

Total	$608,827	$615,657

At September 30, 2014 and December 31, 2013, securities with carrying values of $314.8 million and $243.2 million were pledged for various regulatory and legal requirements.

NOTE 7. SECURITIES AVAILABLE-FOR-SALE

The following tables present the amortized cost and fair value of available-for-sale securities as of the dates presented:

	December 31, 2013				December 31, 2012
(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Obligations of U.S. government corporations and agencies	$235,181	$2,151	$(2,581)	$234,751	$207,229	$4,890	$(53)	$212,066
Collateralized mortgage obligations of U.S. government corporations and agencies	63,776	601	(603)	63,774	56,085	1,811	—	57,896
Residential mortgage-backed securities of U.S. government corporations and agencies	47,934	1,420	(685)	48,669	47,279	3,344	—	50,623
Commercial mortgage-backed securities of U.S. government corporations and agencies	40,357	—	(1,305)	39,052	10,129	29	—	10,158
Obligations of states and political subdivisions	115,572	1,294	(2,602)	114,264	107,911	4,908	(52)	112,767

Debt Securities	502,820	5,466	(7,776)	500,510	428,633	14,982	(105)	443,510
Marketable equity securities	7,579	1,336	—	8,915	7,672	1,095	(11)	8,756

Total	$510,399	$6,802	$(7,776)	$509,425	$436,305	$16,077	$(116)	$452,266

The following table shows the composition of gross and net realized gains and losses for the periods presented:

	Years Ended December 31,
(dollars in thousands)	2013	2012
Gross realized gains	$5	$3,027
Gross realized losses	—	11

Net Realized Gains	$5	$3,016

The following tables present the fair value and the age of gross unrealized losses by investment category as of the dates presented:

	December 31, 2013
	Less Than 12 Months			12 Months or More			Total
(dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Obligations of U.S. government corporations and agencies	16	$126,017	$(2,581)	—	$—	$—	$126,017	$(2,581)
Collateralized mortgage obligations of U.S. government corporations and agencies	3	39,522	(603)	—	—	—	39,522	(603)
Residential mortgage-backed securities of U.S. government corporations and agencies	2	22,822	(685)	—	—	—	22,822	(685)
Commercial mortgage-backed securities of U.S. government corporations and agencies	4	39,052	(1,305)	—	—	—	39,052	(1,305)
Obligations of states and political subdivisions	16	47,529	(1,739)	2	10,088	(863)	57,617	(2,602)

Debt Securities	41	274,942	(6,913)	2	10,088	(863)	285,030	(7,776)
Marketable equity securities	—	—	—	—	—	—	—	—

Total Temporarily Impaired Securities	41	$274,942	$(6,913)	2	$10,088	$(863)	$285,030	$(7,776)

	December 31, 2012
	Less Than 12 Months			12 Months or More			Total
(dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Obligations of U.S. government corporations and agencies	2	$11,370	$(53)	—	$—	$—	$11,370	$(53)
Collateralized mortgage obligations of U.S. government corporations and agencies	—	—	—	—	—	—	—	—
Residential mortgage-backed securities of U.S. government corporations and agencies	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	3	11,285	(52)	—	—	—	11,285	(52)

Debt Securities	5	22,655	(105)	—	—	—	22,655	(105)
Marketable equity securities	—	228	(11)	—	—	—	228	(11)

Total Temporarily Impaired Securities	5	$22,883	$(116)	—	$—	$—	$22,883	$(116)

We do not believe any individual unrealized loss as of December 31, 2013 represents an OTTI. As of December 31, 2013, the unrealized losses on 43 debt securities were primarily attributable to changes in interest rates and not related to the credit quality of these securities. All debt securities are determined to be investment grade and are paying principal and interest according to the contractual terms of the security. There were no unrealized losses on marketable equity securities. We do not intend to sell and it is more likely than not that we will not be required to sell any of the securities in an unrealized loss position before recovery of their amortized cost.

Net unrealized losses of $0.6 million and net unrealized gains of $10.4 million were included in accumulated other comprehensive income (loss), net of tax, at December 31, 2013 and 2012. Unrealized gains of $4.4 million and $10.5 million, net of tax, were netted against unrealized losses of $5.0 million and $0.1 million, net of tax, for these same periods. During 2013 reclassifications out of accumulated other comprehensive income (loss) into earnings were insignificant. During 2012, unrealized gains, net of tax, reclassified out of accumulated other comprehensive income (loss) into earnings were $2.0 million, while unrealized losses reclassified into earnings to record OTTI were minimal.

The amortized cost and fair value of securities available-for-sale at December 31, 2013 by contractual maturity are included in the table below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2013
(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$27,761	$27,905
Due after one year through five years	167,914	168,872
Due after five years through ten years	69,364	68,024
Due after ten years	85,714	84,214

	350,753	349,015
Collateralized mortgage obligations of U.S. government corporations and agencies	63,776	63,774
Residential mortgage-backed securities of U.S. government corporations and agencies	47,934	48,669
Commercial mortgage-backed securities of U.S. government corporations and agencies	40,357	39,052

Debt Securities	502,820	500,510

Marketable equity securities	7,579	8,915

Total	$510,399	$509,425

At December 31, 2013 and 2012, securities with carrying values of $243.2 million and $307.5 million were pledged for various regulatory and legal requirements.